Document and Entity Information	Oct. 04, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On October 4, 2021, Cincinnati Bell Inc. (the “Company”) filed a Current Report on Form 8-K to report the appointment of Joshua T. Duckworth as Chief Financial Officer of the Company, effective December 1, 2021 (the “October 4, 2021 Current Report”). This Amendment No. 1 to Form 8-K is being filed to amend Item 5.02 of the October 4, 2021 Current Report to additionally report that, in connection with Mr. Duckworth’s appointment as Chief Financial Officer, the Company and Mr. Duckworth amended and restated his employment agreement, effective as of December 1, 2021, to provide that he would serve as the Company’s Chief Financial Officer.Mr. Duckworth’s amended and restated employment agreement has an initial term of one year, which automatically renews annually for an additional period of one year, subject to earlier termination as provided in the agreement. The agreement also provides that he will receive a base salary of at least $380,000 per year and an annual bonus targeted at not less than 100% of his base salary, and that annually he will receive a formal performance review and be considered for base salary and/or bonus target increases.The Company is not permitted to terminate Mr. Duckworth’s employment within one year after the effective date of the amended and restated agreement other than for cause or Mr. Duckworth’s death or disability. If Mr. Duckworth’s employment thereafter is terminated by the Company without cause or if constructive termination is deemed to have occurred, he will be entitled to receive, in addition to his accrued but unpaid compensation, a lump sum payment equal to two times his then current base salary plus continued access to medical, dental and vision coverage for a period of up to 18 months or, at the Company’s option, a lump sum payment equal to the amount he would be required to pay to continue group health coverage for 18 months.The agreement also provides that Mr. Duckworth will not compete with the Company, nor solicit customers or employees of the Company, nor interfere with the Company’s business in any other way, for a period of two years following termination of his employment.
Document Period End Date	Oct. 04, 2021
Entity File Number	001-8519
Entity Registrant Name	CINCINNATI BELL INC.
Entity Central Index Key	0000716133
Entity Incorporation, State or Country Code	OH
Entity Tax Identification Number	31-1056105
Entity Address, Address Line One	221 East Fourth Street
Entity Address, City or Town	Cincinnati
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45202
City Area Code	513
Local Phone Number	397-9900
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false